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                                              Rule 497(d)
                                              Reg. No. 333-56866



                              National Equity Trust
                           Top Ten Portfolio Series 29

                Supplement to Prospectus dated July 2, 2001

Effective July 1, 2001, Prudential Investment Management Services LLC has replaced Prudential Securities Incorporated as Sponsor of the Trust.